Related party transactions	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Related party transactions	Related party transactions
Global Blue Group Holding AG is a publicly listed company, where the largest shareholders are funds managed by Silver Lake Partners and Partners Group.
During the financial year, there were no transactions with related parties other than disclosed below.
Remuneration to key management personnel
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the categories prescribed by IAS 24 Related Party Disclosures.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2022	2021	2020
Short-term employee benefits	4,748	5,162	4,408
Post-employment benefits	519	474	371
Share based payments	4,061	680	—
Total	9,328	6,316	4,779
Purchase of services from related parties
The directors fee relates to remuneration of the Non-Executive Directors for Global Blue Group Holding AG.

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2022	2021	2020
Monitoring fee	—	(95)	460
Directors fee	334	278	195
Reimbursements	—	16	54
Total	334	199	709

(EUR thousand)	As of March 31
Liabilities to related parties	2022	2021	2020
Liabilities to key management personnel:
Pension liability	488	1,387	868
Share-based payment liability	—	—	7,396
Liabilities to shareholders:
Warrant liability	4,493	9,864	—
Closing balance for the year	4,981	11,251	8,264
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the Management Equity Plan (MEP) ceased to exist, therefore there are no balances outstanding as of March 31, 2022 or March 31, 2021.
Equity plan after the capital reorganization
As a result of the capital reorganization, the management equity plan was restructured and, as a result, managers own shares directly in the Company. Please refer to Note 25 for further details.
Warrants
As of March 31, 2022, Silver Lake and Affiliates, Partners Group and Affiliates, and EBT held 9,766,667 warrants for a total value of EUR4.5 million (EUR9.9 million as of March 31, 2021, and nil as of March 31, 2020).